Gains and Losses Information Related to Fair Value Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	¥ 801	¥ 396	¥ (499)
Gains (losses) recorded in income- Hedged items	(1,112)	(475)	428
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(311)	(79)	(71)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives		44	(214)
Gains (losses) recorded in income- Hedged items		(81)	150
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness		(37)	(64)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	801	352	(285)
Gains (losses) recorded in income- Hedged items	(1,112)	(394)	278
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	¥ (311)	¥ (42)	¥ (7)